Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash, cash equivalents and restricted cash	¥ 753,642	$ 109,268	¥ 626,715
Prepaid expenses and other current assets	98,272	14,248	176,349
Amounts due from subsidiaries	1,383,654
Total current assets	969,104	140,507	1,126,584
Non-current assets
Long-term investments	73,513	10,658	54,844
Other non-current assets	37,880	5,492	40,163
Total non-current assets	1,306,966	189,491	1,466,036
TOTAL ASSETS	2,276,070	329,998	2,592,620
Current liabilities
Accrued expenses and other current liabilities	436,339	63,263	586,043
Total current liabilities	1,478,144	214,310	1,905,955
Non-current liabilities
Other non-current liabilities	6,770	982	11,698
Total non-current liabilities	1,177,777	170,762	1,700,817
TOTAL LIABILITIES	2,655,921	385,072	3,606,772
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	2,309,740	334,881	2,364,313
Accumulated other comprehensive income	127,885	18,541	82,532
Accumulated deficit	(2,812,114)	(407,718)	(3,456,073)
TOTAL SHAREHOLDERS’ DEFICIT	(379,851)	(55,074)	(1,014,152)	¥ (1,212,127)	¥ (738,363)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,276,070	329,998	2,592,620
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Treasury stock	(7,985)		(3,623)	¥ (26,579)
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Parent Company
ASSETS
Cash, cash equivalents and restricted cash	496,184	71,940	499,863
Prepaid expenses and other current assets	8,805	1,277	5,922
Amounts due from subsidiaries		200,611	1,430,792
Total current assets	1,888,643	273,828	1,936,577
Non-current assets
Long-term investments	12,622	1,830
Other non-current assets	25,424	3,686	25,316
Total non-current assets	38,046	5,516	25,316
TOTAL ASSETS	1,926,689	279,344	1,961,893
Current liabilities
Accrued expenses and other current liabilities	46,709	6,773	23,216
Total current liabilities	46,709	6,773	23,216
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	2,254,467	326,867	2,943,976
Other non-current liabilities	0	0	3,927
Total non-current liabilities	2,254,467	326,867	2,947,903
TOTAL LIABILITIES	2,301,176	333,640	2,971,119
SHAREHOLDERS’ DEFICIT
Treasury stock | $		0
Additional paid-in capital	2,309,740	334,881	2,364,313
Accumulated other comprehensive income	127,885	18,541	82,532
Accumulated deficit	(2,812,114)	(407,718)	(3,456,073)
TOTAL SHAREHOLDERS’ DEFICIT	(374,487)	(54,296)	(1,009,226)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	1,926,689	279,344	1,961,893
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1	$ 0	¥ 1